Note 11 - Share-based Payments (Details Textual)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021 CAD ($) $ / shares	Mar. 31, 2020 CAD ($) $ / shares	Mar. 31, 2019 CAD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Option life, share options granted	0.83	2.85	2.85
Weighted average remaining contractual life of outstanding share options (Year)	302 days	1 year 135 days	2 years 62 days	1 year 29 days	2 years 94 days
Risk free interest rate, share options granted	0.00%	1.37%	2.19%
Expected dividend, share options granted | $	$ 0	$ 0	$ 0
Expected volatility, share options granted		123.00%	105.00%
Forfeiture rate, share options granted	0.00%	0.00%	0.00%
Weighted average share price, share options granted (in CAD per share)	$ 0.08	$ 0.07	$ 0.20
Exercise price, share options granted (in CAD per share)	0.07	$ 0.05	$ 0.07
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted | $		$ 0.0355	$ 0.0453
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	0.13	$ 0.23	$ 0.23
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.05	$ 0.05	$ 0.07
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares						7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares						5.00%
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted						10